Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended			9 Months Ended
	Sep. 21, 2021	Jan. 26, 2021	Jan. 22, 2021	Dec. 31, 2020	Oct. 31, 2020	Oct. 15, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020		Sep. 30, 2021	Feb. 22, 2021	Sep. 21, 2020
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor						$ 25,000			$ 25,000	[1]
Founder shares, description									The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell (i) with respect to 50% of founder shares, for a period ending on the six-month anniversary of the date of the consummation of the initial Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell (i) with respect to 50% of Founder Shares, for a period ending on the six-month anniversary of the date of the consummation of the initial Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Price per share				$ 10.10				$ 10.10	$ 10.10		$ 10.10
Proceeds from exercise of warrants											$ 3,105,000
Proceeds from related party debt									$ 42,125
Deposit to trust account				$ 287,500				$ 143,750	$ 287,500		$ 143,750
Public price per share				$ 0.10				$ 0.025	$ 0.10		$ 0.025
Additional warrant price per share				$ 1.00				1.00	$ 1.00		$ 1.00
Payment for office space, utilities and secretarial and administrative services									$ 10,000		$ 10,000
Warrants exercise price								$ 11.50			$ 11.50
Business combination total payment value											$ 287,500
General administrative expenses -related party								$ 30,000			90,000
Due to related party								90,000			90,000
Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount							$ 42,125
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument conversion description									The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.
Working capital loans								1,500,000			1,500,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				$ 0				$ 48,000	$ 0		$ 48,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued during the period			750,000
Price per share			$ 10.00
Over-Allotment Option [Member] | Underwriters [Member]
Related Party Transaction [Line Items]
Shares issued during the period						187,500			187,500
Over allotments description						The Initial Stockholders agreed to forfeit up to 187,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Representative’s Shares, as defined in Note 5).
Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Sale of warrants during the period									2,800,000
Price per share			$ 10.10	$ 1.00		$ 1.00			$ 1.00
Proceeds from exercise of warrants									$ 2,800,000
Additional warrant price per share								$ 1.00			$ 1.00
Warrants outstanding								2,800,000			2,800,000
Public Warrant [Member]
Related Party Transaction [Line Items]
Warrants outstanding								5,750,000			5,750,000
Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from exercise of warrants			$ 2,800,000
Warrants outstanding			2,800,000
Warrants exercise price			$ 1.00									$ 1.00
Robb Knie [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 100,000
Robb Knie [Member] | Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				$ 150,000			150,000		150,000
Proceeds from related party debt							$ 42,125
Repayment of debt		$ 40,510		$ 1,615					$ 1,615
Robb Knie [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 100,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common Class B [Member] | Underwriters [Member]
Related Party Transaction [Line Items]
Shares issued during the period									187,500
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, par value				0.0001				0.0001	$ 0.0001		0.0001
Price per share								$ 9.20			$ 9.20
Common Class A [Member] | Public Warrant [Member]
Related Party Transaction [Line Items]
Price per share			$ 11.50	$ 11.50					$ 11.50
Initial Stockholders own percentage
Related Party Transaction [Line Items]
Shares issued during the period						1,437,500
Issuance of Class B common stock to Sponsor						$ 25,000
Initial Stockholders own percentage | Other Initial Stockholders [Member]
Related Party Transaction [Line Items]
Shares issued during the period					180,000
Initial Stockholders own percentage | Messrs. Reavey [Member]
Related Party Transaction [Line Items]
Shares issued during the period					25,000
Initial Stockholders own percentage | Messrs. Pavell [Member]
Related Party Transaction [Line Items]
Shares issued during the period					25,000
Initial Stockholders own percentage | Messrs. Zippin [Member]
Related Party Transaction [Line Items]
Shares issued during the period					25,000
Initial Stockholders own percentage | Messrs. Agrawal [Member]
Related Party Transaction [Line Items]
Shares issued during the period					25,000

[1]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).